United States
 Securities And Exchange Commission
           Washington, DC  20549

                    FORM  13F

        FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
June 30, 2002

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:   Dudley & Company, LLC
Address:  444 Madison Avenue
                  34th Floor
                  New York, NY  10022

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    212-421-3400

Signature, Place, and Date of Signing:

Frank E. Shanley,New York, NY July 10, 2002

Report Type (Check only one.)

[X]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers:

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers:

No.    13F    File Number     Name


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									      	DUDLEY & COMPANY, LLC
                                                                FORM 13F INFORMATION TABLE
										         JUNE 30, 2002


                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Avanex Corp.                   COM              05348W109       23    11648 SH       SOLE                    11648
Avanex Corp./R 3/01            COM              05348W109       53    27131 SH       SOLE                    27131
Baxter Inter.                  COM              071813109     4087    91950 SH       SOLE                    91950
Boeing Corp.                   COM              097023105     9767   217050 SH       SOLE                   217050
Cadence Dsg Sys, Inc.          COM              127387108      596    36986 SH       SOLE                    36986
Caterpillar                    COM              149123101     9286   189700 SH       SOLE                   189700
ChevronTexaco Corp.            COM              166764100     7573    85576 SH       SOLE                    85576
Cintas Corp.                   COM              172908105     6737   136300 SH       SOLE                   136300
Cirrus Logic, Inc./R /10/02    COM              172755100       96    12782 SH       SOLE                    12782
Consol Energy, Inc.            COM              20854P109     8744   411500 SH       SOLE                   411500
Cox Comm CL A                  COM              224044107      689    25000 SH       SOLE                    25000
Discovery Ptners Int'l         COM              254675101      186    28421 SH       SOLE                    28421
Fastenal Co.                   COM              311900104     7290   189300 SH       SOLE                   189300
Gardner Denver, Inc.           COM              365558105     5504   275200 SH       SOLE                   275200
H & R Block, Inc.              COM              093671105     8644   187300 SH       SOLE                   187300
Intuitive Surgical, Inc.       COM              46120E107      436    51460 SH       SOLE                    51460
Japan Small Cap. Fd            COM              47109U104     2057   257500 SH       SOLE                   257500
Latitude Comm                  COM              518292107       30    22677 SH       SOLE                    22677
Linear Technology              COM              535678106    13578   432000 SH       SOLE                   432000
MBIA, Inc.                     COM              55262C100     9376   165850 SH       SOLE                   165850
Mettler-Toledo Int'l           COM              592688105     9312   252550 SH       SOLE                   252550
Molex Inc. Cl A                COM              608554200     9312   339500 SH       SOLE                   339500
Nuance Comm.                   COM              669967101      151    36052 SH       SOLE                    36052
Robert Half Int'l              COM              770323103     9171   393600 SH       SOLE                   393600
SpectraLink Corp.              COM              847580107      195    18345 SH       SOLE                    18345
St Mary L&E /R                 COM              792228108      550    23005 SH       SOLE                    23005
St Mary Land & Expl.           COM              792228108    30884  1290664 SH       SOLE                  1290664
Summo Minerals                 COM              86636K106        4   100000 SH       SOLE                   100000
Tibco Software Inc.            COM              88632Q103      101    18165 SH       SOLE                    18165
Tidewater Inc.                 COM              886423102     5537   168200 SH       SOLE                   168200
Transocean, Inc.               COM              G90078109     7596   243850 SH       SOLE                   243850
Tularik, Inc.                  COM              899165104      326    35569 SH       SOLE                    35569
Veritas DGC, Inc./R            COM              92343P107      806    63950 SH       SOLE                    63950
Walgreen Co.                   COM              931422109     9549   247200 SH       SOLE                   247200
Waters Corporation             COM              941848103     7046   263900 SH       SOLE                   263900
Webmethods, Inc.               COM              94768C108      152    15332 SH       SOLE                    15332
Westport Resources             COM              961415106     7116   433900 SH       SOLE                   433900
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